Note 9 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Net operating loss carryforward	$ 18,449,694	$ 14,737,240
Research and development tax credit carryforward	1,566,293	1,189,110
Stock-based compensation expense	129,475	4,870
Accrued salaries	69,940	72,721
Total deferred tax assets	20,215,402	16,003,941
Depreciation	30,945	28,274
Net deferred tax assets	20,184,457	15,975,667
Valuation allowance	(20,184,457)	(15,975,667)
Net deferred tax asset after reduction for valuation allowance	$ (0)	$ (0)